Acceptances - Schedule of Other Financial Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Acceptances - Schedule Of Other Financial Liabilities
Payable under the film financing arrangements	$ 8,366	$ 8,898
Acceptances	$ 8,366	$ 8,898